TAXATION - Components of deferred tax assets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
TAXATION
Temporary differences related to expenses and accruals	¥ 1,059,821	$ 166,309	¥ 615,041
Temporary differences related to impairment on advances to suppliers	1,955,941	306,930	2,942,771
Temporary differences related to provision for doubtful accounts	631,200	99,049	689,811
Others	0	0	8,221,500
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	17,022,219	2,671,158	15,396,549
Startup expenses and advertising fees	105,917	16,621	212,880
Temporary differences related to research and development credits	0	0	1,057,050
Temporary differences related to equity investments	11,740,058	1,842,271	11,740,058
Foreign tax credits	0	0	0
Temporary differences related to provision for prepayment for equipment	5,000,000	784,609	5,000,000
Tax loss carry forwards	86,367,347	13,552,921	256,958,435
Total deferred tax assets	123,882,503	19,439,868	302,834,095
Less: Valuation allowance	(123,882,503)	(19,439,868)	(302,834,095)	$ (47,521,277)	¥ (321,240,842)
Total deferred tax assets	¥ 0	$ 0	¥ 0